Note 10 - Financial assets and liabilities held for trading - Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets Held For Trading Abstract
Derivative financial assets held for trading	€ 35,265	€ 42,955	€ 40,902
Debt Instruments Held For Trading	22,573	27,166	32,825
Loans and receivables Held For Trading	56	154	65
Equity Instruments Held For Trading	6,801	4,675	4,534
Financial Assets Held For Trading	64,695	74,950	78,326
Financial Liabilities Held For Trading Abstract
Derivative financial liabilities, held for trading	36,169	43,118	42,149
Short positions, held for trading	10,013	11,556	13,053
Financial Liabilities Held For Trading	€ 46,182	€ 54,675	€ 55,202